Net Other Non-Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Nonoperating Income Expense [Abstract]
Schedule Of Other Nonoperating Income Expense
Details of other
non-operating
income and expenses for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Other non-operating income
Gains on disposal of property and equipment	￦	9,045	￦	155,177	￦	1,790
Rental income		34,791		26,176		23,682
Gains on a bargain purchase		288		—		—
Others		81,210		283,991		131,995

		125,334		465,344		157,467

Other non-operating expenses
Losses on disposal of property and equipment		6,552		2,164		1,839
Donation		103,647		94,771		120,560
Restoration costs		3,436		2,857		3,642
Management cost for written-off loans		4,054		4,296		3,769
Impairment losses on goodwill		—		—		6,268
Others		117,182		171,932		319,369

		234,871		276,020		455,447

Net other non-operating income (expenses)	￦	(109,537)	￦	189,324	￦	(297,980)